CONSOLIDATED STATEMENT OF CASH FLOW - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
CASH FLOW FROM OPERATING ACTIVITIES
Consolidated net income	$ 3,847	$ 5,804	$ 4,152	$ 9,651	$ 9,783
Depreciation, depletion, amortization and impairment	3,080	3,036	3,195	6,116	6,382
Non-current liabilities, valuation allowances and deferred taxes	(53)	292	81	239	395
(Gains) losses on disposals of assets	182	(1,610)	(70)	(1,428)	(322)
Undistributed affiliates' equity earnings	(250)	288	383	38	34
(Increase) decrease in working capital	2,013	(5,686)	2,125	(3,673)	(1,294)
Other changes, net	188	45	34	233	55
Cash flow from operating activities	9,007	2,169	9,900	11,176	15,033
CASH FLOW USED IN INVESTING ACTIVITIES
Intangible assets and property, plant and equipment additions	(3,699)	(3,420)	(3,870)	(7,119)	(8,838)
Acquisitions of subsidiaries, net of cash acquired	(251)	(759)	(19)	(1,010)	(155)
Investments in equity affiliates and other securities	(481)	(488)	(522)	(969)	(1,929)
Increase in non-current loans	(621)	(538)	(366)	(1,159)	(755)
Total expenditures	(5,052)	(5,205)	(4,777)	(10,257)	(11,677)
Proceeds from disposals of intangible assets and property, plant and equipment	44	337	31	381	99
Proceeds from disposals of subsidiaries, net of cash sold	213	1,218	38	1,431	221
Proceeds from disposals of non-current investments	56	34	133	90	182
Repayment of non-current loans	181	149	102	330	340
Total divestments	494	1,738	304	2,232	842
Cash flow used in investing activities	(4,558)	(3,467)	(4,473)	(8,025)	(10,835)
CASH FLOW USED IN FINANCING ACTIVITIES
Issuance (repayment) of shares: Parent company shareholders	521		383	521	383
Issuance (repayment) of shares: Treasury shares	(2,007)	(2,006)	(2,002)	(4,013)	(4,105)
Dividends paid: Parent company shareholders	(1,853)	(1,903)	(1,842)	(3,756)	(3,686)
Dividends paid: Non-controlling interests	(127)	(6)	(105)	(133)	(126)
Net issuance (repayment) of perpetual subordinated notes	(1,622)		(1,081)	(1,622)	(1,081)
Payments on perpetual subordinated notes	(50)	(159)	(80)	(209)	(238)
Other transactions with non-controlling interests	(19)	(17)	(13)	(36)	(99)
Net issuance (repayment) of non-current debt	4,319	42	(14)	4,361	104
Increase (decrease) in current borrowings	(5,453)	3,536	(4,111)	(1,917)	(5,385)
Increase (decrease) in current financial assets and liabilities	(530)	271	990	(259)	2,384
Cash flow from (used in) financing activities	(6,821)	(242)	(7,875)	(7,063)	(11,849)
Net increase (decrease) in cash and cash equivalents	(2,372)	(1,540)	(2,448)	(3,912)	(7,651)
Effect of exchange rates	(57)	(83)	35	(140)	197
Cash and cash equivalents at the beginning of the period	25,640	27,263	27,985	27,263	33,026
Cash and cash equivalents at the end of the period	$ 23,211	$ 25,640	$ 25,572	$ 23,211	$ 25,572